                                                    ANNUAL REPORT
--------------------------------------------------------------------------------


             HOTCHKIS AND WILEY FUNDS                                JUNE 30, 2000
            725 SOUTH FIGUEROA STREET                                    [LOGO]
                    SUITE 4000
        LOS ANGELES, CALIFORNIA 90017-5400                      HOTCHKIS AND WILEY FUNDS
                   800-236-4479
                                                                      MID-CAP FUND
                INVESTMENT ADVISER                 --------------------------------------------------
                 MERCURY ADVISORS
            725 SOUTH FIGUEROA STREET                 Seeks current income and long-term growth of
                    SUITE 4000                     income, accompanied by growth of capital. The Fund
        LOS ANGELES, CALIFORNIA 90017-5400             invests primarily in stocks of U.S. companies
                                                       with market capitalizations of less than $10
                  LEGAL COUNSEL                                          billion.
            GARDNER, CARTON & DOUGLAS
              321 NORTH CLARK STREET
             CHICAGO, ILLINOIS 60610
             INDEPENDENT ACCOUNTANTS
            PRICEWATERHOUSECOOPERS LLP
            100 EAST WISCONSIN AVENUE
            MILWAUKEE, WISCONSIN 53202
                   DISTRIBUTOR
              FAM DISTRIBUTORS, INC.
                  P.O. BOX 9081
         PRINCETON, NEW JERSEY 08543-9081
                  TRANSFER AGENT
          FINANCIAL DATA SERVICES, INC.
                  P.O. BOX 41621
         JACKSONVILLE, FLORIDA 32232-1621
                    CUSTODIAN
          BROWN BROTHERS HARRIMAN & CO.
                 40 WATER STREET
         BOSTON, MASSACHUSETTS 02109-3661

               THIS MATERIAL MUST BE PRECEDED                            MERCURY ADVISORS: INVESTMENT ADVISER
              OR ACCOMPANIED BY A PROSPECTUS.

                         HOTCHKIS AND WILEY FUNDS LOGO

DEAR SHAREHOLDER:

We are pleased to present to you the annual report of the Hotchkis and Wiley Mid-Cap Fund for the fiscal year ended June 30, 2000.

During the past fiscal year the Fund returned 10.4%. This period was marked by extreme outperformance of growth indexes, particularly in the second half of calendar 1999. For instance, the Russell Midcap Growth Index returned 48.6% during the last twelve months versus a decline of 7.9% for the Russell Midcap Value Index. The performance of growth stocks strongly influenced the Russell Midcap Index which returned 12.6% over the period. The Fund's outperformance relative to the Russell Midcap Value Index was due to stock selection, driven by investments in Triton Energy, the oil tanker industry, Dynegy, MEMC Electronics and Millennium Chemicals. Additionally, the Fund avoided the sell off in technology shares during April 2000; however, we benefited from opportunistic purchases in the industry that were made after the sell-off. Returns from investments in initial public offerings added approximately 2.9% to the Fund's returns for the past year.

The Fund recently made substantial changes to the portfolio. Over the last two years, we have held significant investments in the energy sector based on the belief that valuations were attractive and fundamentals were improving. We recently became concerned by excessive optimism regarding the industry. As a consequence, we have reduced the Fund's exposure to the industry and invested the proceeds in consumer non-durable stocks, the insurance industry and selected technology and basic materials issues.

We appreciate your continued support and look forward to serving your investment needs in the months and years ahead.

Sincerely,

/s/ Nancy D. Celick
Nancy D. Celick
President
HOTCHKIS AND WILEY FUNDS

The opinions expressed in the Shareholder letter are as of June 30, 2000. They are subject to change and any forecasts made cannot be guaranteed. The Fund may not continue to hold any securities mentioned and has no obligation to disclose purchases or sales in these securities.

                                  MID-CAP FUND
[Performance Graph]     JANUARY 2, 1997 - JUNE 30, 2000

                                                                        Mid-Cap Fund                   Russell Midcap Index
                                                                            10000.00                               10000.00
                                                                            10290.00                                9918.00
Jun-97                                                                      11714.00                               11263.00
                                                                            13303.00                               12759.00
                                                                            13244.00                               12900.00
                                                                            14135.00                               14294.00
Jun-98                                                                      13470.00                               14079.00
                                                                            11104.00                               11992.00
                                                                            11885.00                               14203.00
                                                                            11476.00                               14136.00
Jun-99                                                                      14501.00                               15671.00
                                                                            13298.00                               14324.00
                                                                            13889.00                               16792.00
                                                                            14731.00                               18486.00
Jun-00                                                                      16011.00                               17651.00

                                                               Ended 6/30/00
                                                               -------------
                                                           Fund     Russell Midcap
----------------------------------------------------------------------------------
One Year                                                  10.41%        12.64%
----------------------------------------------------------------------------------
Since Inception (1/2/97)                                  14.40%        17.63%
----------------------------------------------------------------------------------

HOW A $10,000 INVESTMENT HAS GROWN:

    The chart above shows the growth of a $10,000 investment in the Fund as compared to the performance of the Russell Midcap Index. The table below the chart shows the average annual total returns of an investment over various periods.

    Total returns and average annual total returns for the Fund are net of all charges and fees and assume reinvestment of capital gains distributions and shareholder dividends at net asset value. The investment adviser pays annual operating expenses in excess of 1.15% of the Fund's average net assets (1.0% before March 1, 1999). Were the investment adviser not to pay such expenses, net returns would be lower. Investment returns and principal will vary so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Investment by the Fund in medium-size companies presents greater risk than investment in larger, more established companies.

INDEXES:

    The Russell Midcap Index, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 35% of the total market capitalization of the Russell 1000 Index.

    The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book value ratios and higher forecasted growth values.

    The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.

    The indexes do not reflect the payment of transaction costs, fees and expenses associated with an investment in the Fund. The Fund's value disciplines may prevent or restrict investment in major stocks in its benchmark index, the Russell Midcap Index. It is not possible to invest directly in an index.

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------
                                  MID-CAP FUND

      COMMON STOCK -- 97.6%          Shares         Value
------------------------------------------------------------
AEROSPACE/DEFENSE -- 2.3%
 ............................................................
Northrop Grumman Corporation           3,500     $   231,875
------------------------------------------------------------
AIRLINES -- 2.2%
 ............................................................
KLM NV                                 2,750          73,047
 ............................................................
Southwest Airlines Company             7,900         149,606
 ...................... ......................      ---------
                                                     222,653
------------------------------------------------------------
ALUMINUM -- 0.6%
 ............................................................
Alcoa, Inc.                            2,120          61,480
------------------------------------------------------------
APPAREL & TEXTILES -- 1.2%
 ............................................................
Russell Corporation                    6,100         122,000
------------------------------------------------------------
BUILDING MATERIALS -- 2.2%
 ............................................................
Sherwin-Williams Company               3,500          74,156
 ............................................................
Vulcan Materials Company               3,500         149,406
 ...................... ......................      ---------
                                                     223,562
------------------------------------------------------------
CHEMICALS -- 7.1%
 ............................................................
Cytec Industries, Inc. #               7,300         180,219
 ............................................................
Eastman Chemical Company               1,900          90,725
 ............................................................
Millenium Chemicals, Inc.              6,400         108,800
 ............................................................
Nova Chemicals Corporation             5,800         124,700
 ............................................................
Olin Corporation                       7,500         123,750
 ............................................................
PPG Industries, Inc.                   2,300         101,919
 ...................... ......................      ---------
                                                     730,113
------------------------------------------------------------
COMPUTER
  SOFTWARE/SERVICES -- 5.0%
 ............................................................
Cadence Design Systems, Inc. #         9,600         195,600
 ............................................................
Computer Associates
  International, Inc.                  3,700         189,394
 ............................................................
Portal Software, Inc. #                2,000         127,750
 ...................... ......................      ---------
                                                     512,744
------------------------------------------------------------
CONTAINERS -- 1.2%
 ............................................................
Pactiv Corporation #                   9,200          72,450
 ............................................................
Smurfit-Stone Container Company #      4,200          54,075
 ...................... ......................      ---------
                                                     126,525
------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.5%
 ............................................................
Kent Electronics Corporation #         1,700          50,681
------------------------------------------------------------

                                     Shares         Value
------------------------------------------------------------
ELECTRIC: INTEGRATED -- 11.7%
 ............................................................
CMP Group, Inc.                        8,500     $   249,156
 ............................................................
DTE Energy Company                     2,500          76,406
 ............................................................
Entergy Corporation                    3,400          92,437
 ............................................................
FPL Group, Inc.                        1,500          74,250
 ............................................................
Northeast Utilities                    7,300         158,775
 ............................................................
PECO Energy Company                    3,000         120,938
 ............................................................
PP & L Resources, Inc.                 8,939         196,099
 ............................................................
Reliant Energy, Inc.                   2,900          85,731
 ............................................................
SCANA Corporation                      5,993         144,581
 ...................... ......................      ---------
                                                   1,198,373
------------------------------------------------------------
ELECTRONICS -- 3.0%
 ............................................................
Amphenol Corporation -- Class A #      1,000          66,187
 ............................................................
MEMC Electronic Materials, Inc. #     13,500         243,000
 ...................... ......................      ---------
                                                     309,187
------------------------------------------------------------
FINANCE -- 0.7%
 ............................................................
Financial Security Assurance
  Holdings Ltd.                        1,000          75,875
------------------------------------------------------------
FOODS -- 5.3%
 ............................................................
Dean Foods Company                     9,500         301,031
 ............................................................
Interstate Bakeries Corporation        2,200          30,800
 ............................................................
Sara-Lee Corporation                  11,200         216,300
 ...................... ......................      ---------
                                                     548,131
------------------------------------------------------------
FOREST PRODUCTS -- 0.9%
 ............................................................
Georgia-Pacific (Timber Group)         2,300          49,737
 ............................................................
Louisiana-Pacific Corporation          4,300          46,762
 ...................... ......................      ---------
                                                      96,499
------------------------------------------------------------
INSURANCE: LIFE -- 8.4%
 ............................................................
Aetna, Inc.                            5,700         365,869
 ............................................................
ESG Re Limited                        41,800         164,588
 ............................................................
Lincoln National Corporation           2,800         101,150
 ............................................................
MetLife, Inc. #                        4,800         101,100
 ............................................................
ReliaStar Financial Corp.              2,400         125,850
 ...................... ......................      ---------
                                                     858,557
------------------------------------------------------------

                     See Notes to the Financial Statements

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------
                                  MID-CAP FUND

                                     Shares         Value
------------------------------------------------------------
INSURANCE: MULTI-LINE -- 0.7%
 ............................................................
Harleysville Group, Inc.               4,400     $    73,700
------------------------------------------------------------
INSURANCE: PROPERTY
  CASUALTY -- 7.0%
 ............................................................
The Allstate Corporation               2,200          48,950
 ............................................................
Mutual Risk Management Ltd.            4,300          74,444
 ............................................................
IPC Holdings Limited                   3,000          42,000
 ............................................................
St. Paul Companies, Inc.               9,800         334,425
 ............................................................
XL Capital Limited -- Class A          4,100         221,913
 ...................... ......................      ---------
                                                     721,732
------------------------------------------------------------
LEISURE/TOYS -- 2.5%
 ............................................................
Mandalay Resort Group #               12,600         252,000
------------------------------------------------------------
MACHINERY -- 0.4%
 ............................................................
Denison International PLC ADR #        3,000          37,875
------------------------------------------------------------
MISCELLANEOUS -- 0.5%
 ............................................................
American Coin Merchandising, Inc.
  #                                   19,800          49,500
------------------------------------------------------------
OIL: DOMESTIC -- 8.3%
 ............................................................
Conoco, Inc. -- Class A                3,000          66,000
 ............................................................
Occidental Petroleum Corporation       8,100         170,606
 ............................................................
Tosco Corporation                      3,600         101,925
 ............................................................
Ultramar Diamond Shamrock
  Corporation                          5,700         141,431
 ............................................................
Valero Energy Corporation              6,300         200,025
 ............................................................
USX-Marathon Group, Inc.               7,000         175,438
 ...................... ......................      ---------
                                                     855,425
------------------------------------------------------------
PAPER -- 3.2%
 ............................................................
Boise Cascade Corporation              2,000          51,750
 ............................................................
Bowater, Inc.                            900          39,712
 ............................................................
Consolidated Papers, Inc.              2,400          87,750
 ............................................................
Mead Corporation                       1,900          47,975
 ............................................................
Westvaco Corporation                   2,000          49,625
 ............................................................
Willamette Industries                  1,800          49,050
 ...................... ......................      ---------
                                                     325,862
------------------------------------------------------------

                                     Shares         Value
------------------------------------------------------------
POLLUTION CONTROL -- 0.4%
 ............................................................
Waste Management, Inc.                 2,200     $    41,800
------------------------------------------------------------
STORAGE/WAREHOUSING -- 0.8%
 ............................................................
Public Storage, Inc.                   3,300          77,344
------------------------------------------------------------
REAL ESTATE -- 5.3%
 ............................................................
Brookfield Properties Corporation      6,500          86,531
 ............................................................
Equity Office Properties               7,300         201,206
 ............................................................
Kilroy Realty Corporation              1,700          44,094
 ............................................................
Mack-Cali Realty Corporation           3,400          87,338
 ............................................................
The Macerich Company                   5,800         127,963
 ...................... ......................      ---------
                                                     547,132
------------------------------------------------------------
RETAIL: DEPARTMENT STORES -- 0.9%
 ............................................................
May Department Stores Company          3,800          91,200
------------------------------------------------------------
SHIPPING -- 8.7%
 ............................................................
Knightsbridge Tankers Ltd.            24,800         496,000
 ............................................................
OMI Corporation #                     38,500         209,344
 ............................................................
Teekay Shipping Corporation            5,800         190,675
 ...................... ......................      ---------
                                                     896,019
------------------------------------------------------------
SPECIALIZED SERVICES -- 0.8%
 ............................................................
Pittston Brink's Group                 5,800          79,388
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.9%
 ............................................................
CenturyTel, Inc.                       6,800         195,500
------------------------------------------------------------
TOBACCO 2.8%
 ............................................................
R.J. Reynolds Tobacco Holdings,
  Inc.                                 4,200         117,338
 ............................................................
Universal Corporation/VA               7,800         164,775
 ...................... ......................      ---------
                                                     282,113
------------------------------------------------------------

                     See Notes to the Financial Statements

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------
                                  MID-CAP FUND

                                     Shares         Value
------------------------------------------------------------
UNIT INVESTMENT TRUST -- 1.1%
 ............................................................
S & P Mid-Cap Depository Receipts      1,300     $   115,375
 ...................... ......................      ---------
Total common stock (cost                          10,010,220
  $9,631,289)
------------------------------------------------------------

CERTIFICATES                        Principal
OF DEPOSIT -- 1.9%                   Amount
------------------------------------------------------------
Brown Brothers Call Deposit,
  5.5000%                           $195,535         195,535
 ...................... ......................      ---------
Total certificates of deposit                        195,535
  (cost $195,535)
------------------------------------------------------------
Total investments -- 99.5% (cost
  $9,826,824)                                     10,205,755
 ............................................................
Other assets in excess of
  liabilities -- 0.5%                                 49,996
 ...................... ......................      ---------
Total net assets -- 100.0%                       $10,255,751

------------------------------------------------------------

ADR -- American Depository Receipts.
# -- Non-income producing security.

                     See Notes to the Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                        MID-CAP FUND                            June 30, 2000
-------------------------------------------------------------------------------
ASSETS:
  Investments, at value*....................................     $10,205,755
  Dividends and interest receivable.........................          21,046
  Receivable for investments sold...........................         449,786
  Receivable for Fund shares sold...........................          31,580
  Prepaid expenses..........................................           8,369
                                                                 -----------
      Total assets..........................................      10,716,536
                                                                 -----------
LIABILITIES:
  Payable to Adviser........................................             634
  Payable to custodian......................................          55,735
  Payable for investments purchased.........................         388,433
  Accrued expenses and other liabilities....................          15,983
                                                                 -----------
      Total liabilities.....................................         460,785
                                                                 -----------
      Net assets............................................     $10,255,751
                                                                 ===========
NET ASSETS CONSIST OF:
  Paid in capital...........................................     $ 9,889,527
  Undistributed net investment income.......................         154,754
  Undistributed net realized loss on securities.............        (167,461)
  Net unrealized appreciation of securities.................         378,931
                                                                 -----------
      Net assets............................................     $10,255,751
                                                                 ===========
CALCULATION OF NET ASSET VALUE PER SHARE:
  Shares outstanding (unlimited shares of no par value
    authorized).............................................         804,134
  Net asset value per share (offering and redemption
    price)..................................................     $     12.75
                                                                 ===========
*Cost of Investments........................................     $ 9,826,824
                                                                 ===========

                     See Notes to the Financial Statements

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                               Year Ended
                        MID-CAP FUND                          June 30, 2000
---------------------------------------------------------------------------
INVESTMENT INCOME:
  Income*
    Dividends...............................................    $210,908
    Interest................................................      28,020
                                                                --------
        Total income........................................     238,928
                                                                --------
  Expenses
    Advisory fee............................................      54,806
    Legal and auditing fees.................................         945
    Custodian fees and expenses.............................       7,506
    Accounting and transfer agent fees and expenses.........      53,153
    Administration fee......................................       2,493
    Trustees' fees and expenses.............................         478
    Reports to shareholders.................................       1,459
    Registration fees.......................................      18,800
    Other expenses..........................................         528
                                                                --------
        Total expenses......................................     140,168
    Less, expense reimbursement.............................     (56,132)
                                                                --------
        Net expenses........................................      84,036
                                                                --------
    Net investment income...................................     154,892
                                                                --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on securities.........................     203,148
    Net change in unrealized appreciation of securities.....     430,366
                                                                --------
  Net gain on investments...................................     633,514
                                                                --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $788,406
                                                                ========

*Net of Foreign Taxes Withheld..............................    $    274
                                                                ========

                     See Notes to the Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year Ended      Year Ended
MID-CAP FUND                                                  June 30, 2000   June 30, 1999
-------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income...................................   $   154,892     $    88,195
    Net realized gain (loss) on securities..................       203,148        (192,150)
    Net change in unrealized appreciation of securities.....       430,366         309,930
                                                               -----------     -----------
        Net increase in net assets resulting from
        operations..........................................       788,406         205,975
                                                               -----------     -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income...................................       (87,019)             --
    Net realized gain on securities transactions............      (177,368)       (807,762)
                                                               -----------     -----------
        Total dividends and distributions...................      (264,387)       (807,762)
                                                               -----------     -----------
FUND SHARE TRANSACTIONS:
    Net proceeds from shares sold...........................     7,706,199       3,117,822
    Shares issued in connection with payment of dividends
     and distributions......................................       122,027         806,204
    Cost of shares redeemed.................................    (4,967,174)     (3,990,739)
                                                               -----------     -----------
        Net increase (decrease) in net assets resulting from
        Fund share transactions.............................     2,861,052         (66,713)
                                                               -----------     -----------
Total increase (decrease) in net assets.....................     3,385,071        (668,500)
NET ASSETS:
    Beginning of year.......................................     6,870,680       7,539,180
                                                               -----------     -----------
    End of year*............................................   $10,255,751     $ 6,870,680
                                                               ===========     ===========
*Including undistributed net investment income of:..........   $   154,754     $    86,963
                                                               ===========     ===========
CHANGES IN SHARES OUTSTANDING:
    Shares sold.............................................       641,353         290,589
    Shares issued in connection with payment of dividends
     and distributions......................................        11,644          83,631
    Shares redeemed.........................................      (420,201)       (386,607)
                                                               -----------     -----------
        Net increase (decrease).............................       232,796         (12,387)
                                                               ===========     ===========

                     See Notes to the Financial Statements

NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2000

NOTE 1.
ACCOUNTING POLICIES: Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Trust was organized as a Massachusetts business trust on August 22, 1984 and consists of ten series of shares comprising the Balanced Fund, the Small Cap Fund, the Equity Income Fund, the International Fund, the Total Return Bond Fund, the Low Duration Fund, the Short-Term Investment Fund, the Mid-Cap Fund, the Global Equity Fund and the Equity Fund for Insurance Companies (collectively, the "Funds"), the assets of which are invested in separate, independently managed portfolios. The accompanying financial statements include financial information for the Mid-Cap Fund (the "Fund"); financial statements for the other Funds are reported on separately. Investment operations of the Fund began on January 2, 1997. The Fund seeks current income and long-term growth of income, accompanied by growth of capital. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern Time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed-income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed-income securities for which daily market quotations are not readily available may be valued pursuant to guidelines established by the Board of Trustees, with reference to fixed-income securities whose prices are more readily obtainable or an appropriate matrix utilizing similar factors. As a broader market does not exist, the proceeds received upon the disposal of such securities may differ from quoted values previously furnished by such market makers. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Mercury Advisors (the "Adviser"), formerly Hotchkis and Wiley, under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

INCOME AND EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified within the capital accounts.

NOTE 2.
INVESTMENT ADVISORY AGREEMENT. The Fund has an investment advisory agreement with the Adviser with which certain officers and Trustees of the Trust are affiliated. The Adviser is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. The Adviser receives a fee, computed daily and payable monthly, at the annual rate of 0.75% as applied to the Fund's daily net assets. The Adviser has contractually agreed to pay all operating expenses in excess of 1.15% as applied to the Fund's daily net assets through June 30, 2001. For the year ended June 30, 2000, the Adviser paid $56,132 of operating expenses on behalf of the Fund.

Certain authorized agents of the Fund charge a fee for accounting and shareholder services that they provide to the Fund on behalf of certain shareholders; the portion of this fee paid by the Fund is included within Accounting and transfer agent fees and expenses in the Statement of Operations.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures which allow the Fund, under certain conditions described in the Rule, to acquire newly-issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.
CREDIT FACILITY. Effective December 3, 1999, the Trust entered into a one year Credit Agreement with a syndicate of bank lenders led by Bank of America intended to provide the Fund with a source of cash to be used to meet redemption requests from Fund shareholders. The Trust together with certain other open-end investment companies advised by Merrill Lynch Investment Managers, L.P. and/or its affiliates may borrow in the aggregate up to $1,000,000,000, except that in no event may the borrowing by the Fund or any participating fund be in excess of that permitted by its prospectus and Statement of Additional Information or by applicable law. The Fund had no borrowings under the Credit Agreement for the year ended June 30, 2000.

NOTE 4.
SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the year ended June 30, 2000, were $15,245,203 and $12,449,268, respectively.

As of June 30, 2000, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                                Net Appreciation    Appreciated    Depreciated
                            Fund                                 (Depreciation)     Securities     Securities
--------------------------------------------------------------------------------------------------------------
Mid-Cap Fund................................................        $350,518        $1,097,413      $(746,895)

At June 30, 2000, the cost of investments for federal income tax purposes was $9,855,237. Any differences between book and tax are due primarily to wash sale losses. At June 30, 2000, the Fund deferred, on a tax basis, post-October losses of $198,572. Such amounts may be used to offset future capital gains. The Fund utilized $339,647 of post-October losses from the prior year to offset current year net capital gains.

NOTE 5.
SUBSEQUENT EVENTS. The Board of Trustees has approved, effective on or about October 5, 2000, (i) a change in the name of the Fund to Mercury HW Mid-Cap Value Fund and (ii) the establishment of a sales load.

NOTE 6.
FEDERAL TAX DISCLOSURE (UNAUDITED). For the year ended June 30, 2000, 53% of ordinary distributions paid qualifies for the dividend received deduction available to corporate shareholders.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Year Ended June 30,       January 2, 1997*
                                                              --------------------------        through
                        MID-CAP FUND                           2000      1999      1998      June 30, 1997
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................  $12.03    $12.92    $11.65        $10.00
                                                              ------    ------    ------        ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income...................................    0.18      0.16      0.13          0.07
    Net realized and unrealized gain on investments.........    0.97      0.46      1.60          1.64
                                                              ------    ------    ------        ------
    Total from investment operations........................    1.15      0.62      1.73          1.71
                                                              ------    ------    ------        ------
  LESS DISTRIBUTIONS:
    Dividends (from net investment income)..................   (0.14)       --     (0.14)        (0.06)
    Distributions (from realized gains).....................   (0.29)    (1.51)    (0.32)           --
                                                              ------    ------    ------        ------
    Total distributions.....................................   (0.43)    (1.51)    (0.46)        (0.06)
                                                              ------    ------    ------        ------
Net Asset Value, End of Period..............................  $12.75    $12.03    $12.92        $11.65
                                                              ======    ======    ======        ======
TOTAL RETURN................................................   10.41%     7.66%    15.00%        17.15%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)........................  $10.26     $6.87     $7.54         $1.99
Ratio of expenses to average net assets:
    Before expense reimbursement............................    1.92%     2.02%     2.72%         8.26%+
    After expense reimbursement.............................    1.15%     1.05%     1.00%         1.00%+
Ratio of net investment income (loss) to average net assets:
    Before expense reimbursement............................    1.35%     0.46%    (0.52)%       (5.39)%+
    After expense reimbursement.............................    2.12%     1.43%     1.20%         1.87%+
Portfolio turnover rate.....................................     179%      113%       71%           23%++

*  Commencement of operations.
+  Annualized.
++ Not Annualized.

                     See Notes to the Financial Statements

HOTCHKIS
AND WILEY FUNDS
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Hotchkis and Wiley Funds and Shareholders of the Hotchkis and Wiley
Mid-Cap Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Hotchkis and Wiley Mid-Cap Fund (one of the ten portfolios of Hotchkis and Wiley Funds, the "Fund") at June 30, 2000, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Milwaukee, WI
August 17, 2000